Share Capital (Fair Value Assumptions) (Details)	12 Months Ended
	Dec. 31, 2020 CAD ($) month shares $ / shares	Dec. 31, 2019 CAD ($) shares month $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted | shares	876,425	965,876
Weighted average share price at grant date (CAD$) | $ / shares	$ 7.66	$ 6.59
Expected dividend yield	1.02%	0.84%
Expected stock price volatility (based on historical volatility)	52.00%	54.00%
Weighted average per share fair value of stock options granted (CAD$) | $	$ 3.27	$ 2.95
Expected dividend yield	1.02%	0.84%
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate	1.32%	1.88%
Expected life of option (months)	42	36
Risk-free rate	1.32%	1.88%
Expected life of option (months)	42	36
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate	1.68%	2.06%
Expected life of option (months)	84	84
Risk-free rate	1.68%	2.06%
Expected life of option (months)	84	84